Total
Diversified Real Asset Fund
Principal Funds, Inc.
Supplement dated March 13, 2020
to the Statutory Prospectus dated December 31, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Diversified Real Asset Fund
SUMMARY FOR DIVERSIFIED REAL ASSET FUND
Effective April 1, 2020, delete the Annual Fund Operating Expenses table and footnotes, and replace with the following: Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Diversified Real Asset Fund		Class A	Class C	Institutional Class	R-3	R-4	R-5	R-6
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%		0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.28%	0.40%	0.15%	0.34%	0.30%	0.28%	0.03%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.34%	2.21%	0.96%	1.40%	1.21%	1.09%	0.84%
Fee Waiver or Reimbursement	[1],[2]	(0.13%)	(0.25%)	(0.12%)	(0.05%)	(0.05%)	(0.05%)	(0.06%)
Net Expenses (as a percentage of Assets)		1.21%	1.96%	0.84%	1.35%	1.16%	1.04%	0.78%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending December 30, 2021. The fee waiver will reduce the Fund's Management Fees by 0.05% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.20% for Class A, 1.95% for Class C, and 0.83% for Institutional Class shares. It is expected that these expense limits will continue through the period ending December 30, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses , and other extraordinary expenses). It is expected that the expense limit for Class R-6 shares will continue through the period ending December 30, 2020; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits , the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Delete the Example section, and replace with the following: Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Diversified Real Asset Fund - USD ($)	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	771	1,070	1,916
Class C	667	1,162	2,525
Institutional Class	294	519	1,167
R-3	438	761	1,675
R-4	379	660	1,462
R-5	342	596	1,324
R-6	262	460	1,032

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal Funds Inc | Diversified Real Asset Fund | Class C | USD ($)	667	1,162	2,525